Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 15. Subsequent events

Save as disclosed above, the Company’s management has evaluated subsequent events up to the date of these unaudited interim condensed consolidated financial statements were available to be issued, pursuant to the requirements of ASC 855 and has determined there are no material subsequent events to disclose.